CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	R$ 6,455.9	R$ 3,767.7